Unaudited Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 35,565	$ 73,752
Trade accounts receivable	491	709
Prepayments and other assets	3,122	8,117
Inventories	769	751
Accrued charter revenue, current portion	4,250	6,080
Deferred Charges, current portion	217	217
Derivative financial instrument, current portion	5,009	$ 15,631
Due from related party, current	$ 927
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember
Total current assets	$ 50,350	$ 105,257
FIXED ASSETS, NET:
Vessels, net	781,375	797,363
Total fixed assets, net	781,375	797,363
OTHER NON-CURRENT ASSETS:
Due from related party	$ 1,350	$ 1,350
Other Receivable, after Allowance for Credit Loss, Noncurrent, Related Party, Type [Extensible Enumeration]	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember
Accrued charter revenue	$ 567	$ 2,298
Deferred charges	749	856
Other receivables, non- current	4,037	1,789
Total assets	838,428	908,913
CURRENT LIABILITIES:
Current portion of long-term debt and other financial liabilities, net of unamortized deferred financing fees of $555 and $1,058, respectively	43,612	419,584
Trade payables	12,076	13,815
Due to related party	429	1,555
Accrued liabilities	2,454	3,291
Deferred Revenue - Current	667	497
Unearned revenue	12,253	20,019
Total current liabilities	71,491	458,761
NON-CURRENT LIABILITIES:
Deferred revenue	1,581	1,912
Long-term debt and other financial liabilities, net of current portion and unamortized deferred financing fees of $1,907 and $nil, respectively	298,901
Other payables, non- current	2,248
Total non-current liabilities	302,730	1,912
Commitments and contingencies
PARTNERS' EQUITY:
Common unitholders (unlimited authorized; 36,802,247 units issued and outstanding as at June 30, 2024 and December 31, 2023)	337,375	321,424
General Partner (35,526 units issued and outstanding as at June 30, 2024 and December 31, 2023)	118	102
Total partners' equity	464,207	448,240
Total liabilities and partners' equity	838,428	908,913
Series A Preferred unitholders
PARTNERS' EQUITY:
Preferred Unitholders	73,216	73,216
Series B Preferred unitholders
PARTNERS' EQUITY:
Preferred Unitholders	$ 53,498	$ 53,498